Stock Warrants - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Warrant Or Right [Line Items]
Stock compensation expense	$ 88,000	$ 28,000	$ 68,000	$ 56,000
Keystone Bancshares, Inc.
Class Of Warrant Or Right [Line Items]
Stock warrants issued						36,000
Warrants exercise price						$ 8.00
Warrants expiration period				Mar. 01, 2017
Warrants exercised			0		29,750
Shares vested and exercisable					6,250
Warrants forfeited			0
Stock compensation expense			$ 0